MARKETABLE SECURITIES (Investments In Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 2,601	$ 4,052
Gross unrealized Gains	$ 458	$ 482
Gross unrealized Losses
Fair value	$ 3,059	$ 4,534
US Government treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 1,898	703
Gross unrealized Gains		$ 482
Gross unrealized Losses
Fair value	$ 1,898	$ 1,185
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	703	$ 3,349
Gross unrealized Gains	$ 458
Gross unrealized Losses
Fair value	$ 1,161	$ 3,349